Investment Portfolioas of March 31, 2025 (Unaudited)
DWS Alternative Asset Allocation VIP
	Shares	Value ($)

Mutual Funds 65.9%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	1,445,058	10,491,123
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	10,974,981	66,508,384
DWS Floating Rate Fund "Institutional" (a)	6,347,451	47,225,036
DWS Global Macro Fund "Institutional" (a)	3,548,484	36,691,327
DWS RREEF Global Infrastructure Fund "Institutional" (a)	4,369,342	70,564,869
DWS RREEF Real Estate Securities Fund "Institutional" (a)	1,777,658	38,930,717
Total Mutual Funds (Cost $276,482,919)		270,411,456

Exchange-Traded Funds 33.0%
iShares JP Morgan USD Emerging Markets Bond ETF	375,325	34,000,692
iShares Preferred & Income Securities ETF	459,281	14,113,706
SPDR Blackstone Senior Loan ETF	500,000	20,565,000
SPDR Bloomberg Convertible Securities ETF	635,878	48,720,972
Xtrackers RREEF Global Natural Resources ETF (b)	712,119	17,882,875
Total Exchange-Traded Funds (Cost $124,473,913)		135,283,245

Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 4.37% (a) (c) (Cost $5,340,454)	5,340,454	5,340,454

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $406,297,286)	100.2	411,035,155
Other Assets and Liabilities, Net	(0.2)	(632,587)
Net Assets	100.0	410,402,568
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended March 31, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2025	Value ($) at 3/31/2025
Mutual Funds 65.9%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
10,305,949	200,449	—	—	(15,275)	200,449	—	1,445,058	10,491,123
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
61,166,450	548,539	—	—	4,793,395	548,539	—	10,974,981	66,508,384
DWS Floating Rate Fund "Institutional" (a)
47,133,092	909,235	—	—	(817,291)	909,235	—	6,347,451	47,225,036
DWS Global Macro Fund "Institutional" (a)
35,619,091	117,433	—	—	954,803	117,433	—	3,548,484	36,691,327
DWS RREEF Global Infrastructure Fund "Institutional" (a)
65,900,312	174,339	—	—	4,490,218	174,339	—	4,369,342	70,564,869
DWS RREEF Real Estate Securities Fund "Institutional" (a)
38,270,670	235,349	—	—	424,698	235,349	—	1,777,658	38,930,717

Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2025	Value ($) at 3/31/2025
Exchange-Traded Funds 4.3%
Xtrackers RREEF Global Natural Resources ETF (b)
16,872,876	—	—	—	1,009,999	80,498	—	712,119	17,882,875
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 4.37% (a) (c)
13,684,056	8,361,513	16,705,115	—	—	145,563	—	5,340,454	5,340,454
288,952,496	10,546,857	16,705,115	—	10,840,547	2,411,405	—	34,515,547	293,634,785

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Affiliated fund managed by DBX Advisors LLC.
(c)	The rate shown is the annualized seven-day yield at period end.

SPDR: Standard & Poor's Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$270,411,456	$—	$—	$270,411,456
Exchange-Traded Funds	135,283,245	—	—	135,283,245
Short-Term Investments	5,340,454	—	—	5,340,454
Total	$411,035,155	$—	$—	$411,035,155
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2AAA-PH1
R-080548-3 (1/27)